Equity (Tables)	12 Months Ended
Jul. 31, 2026
Equity [Abstract]
Schedule of Changes in Warrants Outstanding

The following table summarizes the changes in warrants outstanding during the years ended July 31, 2026 and 2025:

	Year ended			Year ended
	July 31, 2026			July 31, 2025
	Number outstanding	Weighted average exercise price		Number outstanding	Weighted average exercise price
Balance, beginning of period	571,300	CA$	12.50	571,300	CA$	12.50
Issued	433,032		0.85	-		-
Expired	(571,300)		12.50	-		-
Balance, end of period	433,032	CA$	0.85	571,300	CA$	12.50

The following table presents a summary of the Company’s outstanding warrants as of July 31, 2026:

Expiry Date	Number Outstanding and Exercisable	Remaining Contractual Life (Years)	Exercise Price Per Share (in dollar)
October 22, 2028	21,483	2.23	1.00
April 29, 2029	5,642	2.75	1.00
May 17, 2029	400,000	2.80	0.75
May 17, 2029	5,907	2.80	7.29
	433,032

Schedule of Changes in Stock Options

The changes in stock options during the years ended July 31, 2026 and 2025, are as follows:

	Year ended			Year ended
	July 31, 2026			July 31, 2025
	Number outstanding	Weighted average exercise price		Number outstanding	Weighted average exercise price
Balance, beginning of period	479,000	CA$	0.50	479,000	CA$	0.50
Exercised	(479,000)		0.50
Balance, end of period	-	CA$	-	479,000	CA$	0.50